UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Crestview Partners GP, L.P.
                  ----------------------------
Address:          667 Madison Avenue
                  ----------------------------
                  10th Floor
                  ----------------------------
                  New York, NY 10065
                  ----------------------------

Form 13F File Number: 28-13638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn C. Pellicone
         ---------------------------
Title:   Chief Financial Officer
         ---------------------------
Phone:   (212) 906-0723
         ---------------------------

Signature, Place, and Date of Signing:

    /s/ Evelyn C. Pellicone           New York, New York        November 9, 2012
------------------------------  ------------------------------  ----------------
       [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------------
Form 13F Information Table Entry Total:          3
                                                 -----------------------
Form 13F Information Table Value Total:          $361,226
                                                 -----------------------
                                                 (thousands)

List of Other Included Managers:

None


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
                                                           FORM 13F INFORMATION TABLE
                                                                                                                    COLUMN 8
   COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7              VOTING
                                              VALUE      SHRS OR      SH/  PUT/  INVESTMENT    OTHER               AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT      PRN  CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
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
CHARTER          COM CL A         16117M305   255,431    3,403,023    SH         SOLE                    3,403,023
COMMUNICATIONS
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FBR and CO.      COM              30247C301    26,548    8,591,641    SH         SOLE                    8,591,641
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PARTNERRE LTD    COM              G6852T105    79,247    1,066,863    SH         SOLE                    1,066,863
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